Leases (Tables) - MARIADB CORPORATION AB [Member]	12 Months Ended
Sep. 30, 2022
Summary of Lease Costs	The components of the Company’s lease costs included in its consolidated statement of operations and comprehensive loss were as follows:

	Year Ended September 30,
	2022	2021
	(in thousands)
Operating lease costs	$653	$715
Short term lease costs	18	31
Variable lease costs	55	20

Total lease cost	$726	$766

	Year Ended September 30,
	2022	2021
	(in thousands)
Research and development	$29	$116
Sales and marketing expenses	3	7
General and administrative expenses	694	643

Total lease cost	$726	$766

Summary of operating lease
The balances of the Company’s operating leases were recorded on the consolidated balance sheet as of the end of each period as follows:

	September 30, 2022	September 30, 2021
	(in thousands)
Operating lease right-of-use assets	$890	$1,645
Operating lease liabilities, current	$496	$658
Operating lease liabilities, net of current	433	1,035

Total operating lease liabilities	$929	$1,693

Summary of operating lease supplemental information
The following table presents supplemental information related to the Company’s operating leases:

	Year Ended September 30,
	2022	2021
	(in thousands, except weighted- average information)
Cash paid for amounts included in the measurement of operating lease liabilities	$664	$694
Weighted-average remaining lease term (in years)	1.86	2.63
Weighted-average discount rate	3.22%	3.20%

Summary of Future minimum lease payments under non-cancelable operating leases
Future minimum lease payments under
non-cancelable
operating leases on an annual undiscounted cash flow basis as of September 30, 2022 were as follows (in thousands):

Year ended September 30:
2023	$519
2024	421
2025	18

Total minimum payments	$958
Less imputed interest	(29)

Present value of future minimum lease payments	929

Less current obligations under leases	(496)

Non-current lease obligations	$433